Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2060 Fund - Fidelity Freedom Blend 2060 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616